Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Interest and fees on loans	$ 46,847	$ 40,740	$ 38,035
Interest and dividends on investments	1,429	1,245	1,296
Interest on federal funds sold and cash equivalents	379	217	79
Total interest income	48,655	42,202	39,410
Interest expense:
Interest on deposits	6,478	5,418	4,744
Interest on borrowings	1,802	1,346	1,068
Total interest expense	8,280	6,764	5,812
Net interest income	40,375	35,438	33,598
Provision for loan losses	2,500	1,462	3,040
Net interest income after provision for loan losses	37,875	33,976	30,558
Non-interest income
Gain on sale of SBA loans	477	1,819	4,147
Gain on sale of SBA related assets	0	7,611	0
Other Loan fees	654	777	1,387
Net income from BOLI	652	722	357
Service fees on deposit accounts	416	315	290
Loss on sale and write-down of real estate owned	(1,421)	(1,830)	(2,019)
Realized loss on sale of AFS securities	(44)	0	0
Other	911	876	918
Total non-interest income	1,645	10,290	5,080
Non-interest expense
Compensation and benefits	7,362	7,322	7,717
Professional services	1,573	1,639	1,657
Occupancy and equipment	1,443	1,314	1,273
Data processing	736	633	510
FDIC insurance	296	584	682
OREO expense	625	1,040	1,642
Other operating expense	3,258	4,096	3,371
Total non-interest expense	15,293	16,628	16,852
Income before income tax expense	24,227	27,638	18,786
Income tax expense	12,389	8,695	6,843
Net income attributable to Company and noncontrolling interest	11,838	18,943	11,943
Net income attributable to noncontrolling interest	32	(433)	(1,246)
Net income attributable to Company	11,870	18,510	10,697
Preferred stock dividend	(1,119)	(1,200)	(1,200)
Net income available to common shareholders	$ 10,751	$ 17,310	$ 9,497
Earnings per common share
Basic (in dollars per share)	$ 1.40	$ 2.31	$ 1.30
Diluted (in dollars per share)	$ 1.24	$ 1.92	$ 1.12
Weighted average shares outstanding
Basic (in shares)	7,657,756	7,507,709	7,309,874
Diluted (in shares)	9,559,635	9,622,272	9,568,305